Commitment and contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure
Purchase obligations

Obligations:	Total	1st year	2nd year	3rd year

Vessels shipbuilding contracts	$$861,006	$$463,476	$292,130	$$105,400
Drillship Shipbuilding contracts	1,096,826		1,096,826
Total obligations	$$1,957,832	$463,476	$1,388,956	$105,400